UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 65.1%
Automotive & Auto Parts: 3.7%
	Fiat Chrysler Finance Europe SA
EUR 4,675,000	6.750%, 10/14/19	$6,320,008
	Ford Motor Credit Co LLC
1,450,000	2.835% (3 Month LIBOR USD + 0.810%), 4/5/21 [1]	1,450,317
	IHO Verwaltungs GmbH
EUR 1,525,000	3.250% Cash or 4.000% PIK, 9/15/23	1,933,951
	Schaeffler Finance BV
EUR 1,000,000	3.500%, 5/15/22	1,247,259
	ZF North America Capital, Inc
EUR 3,100,000	2.250%, 4/26/19	3,907,722
		14,859,257

Banking: 14.3%
	ABN AMRO Bank NV
EUR 1,300,000	5.750%, 3/22/66 [6]	1,748,767
	AK Finansal Kiralama A/S
615,000	4.125%, 4/17/18	615,157
	Alfa Bank AO Via Alfa Bond Issuance PLC
1,300,000	5.000%, 11/27/18	1,313,208
	Allied Irish Banks PLC
EUR 1,675,000	7.375%, 12/29/49 [6]	2,310,532
	Ally Financial Inc
3,900,000	4.750%, 9/10/18	3,939,780
	Banco Santander Mexico SA
3,129,000	4.125%, 11/9/22	3,129,000
	Banco Santander SA
EUR 1,400,000	6.250% , 9/12/66 [6]	1,797,151
	Bank of America Corp
3,025,000	2.741% (3 Month LIBOR USD + 1.000%), 4/24/23 [1]	3,048,358
	Bank of Ireland
EUR 1,350,000	7.375%, 6/18/66 [6]	1,842,934
	Bankia SA
EUR 700,000	3.375%, 3/15/27 [6]	915,887
	Bankinter SA
EUR 800,000	2.500%, 4/6/27 [6]	1,020,105
	Barclays PLC
EUR 1,450,000	6.500%, 6/15/49 [6]	1,899,575
	CaixaBank SA
EUR 1,200,000	2.750%, 7/14/28 [6]	1,549,425
	Citigroup Inc
1,350,000	3.117% (3 Month LIBOR USD + 1.070%), 12/8/21 [1]	1,369,651
	CYBG PLC
GBP 767,000	5.000%, 2/9/26 [6]	1,118,404

	Erste Group Bank AG
1,400,000	5.500%, 5/26/25 [6]	1,454,090
	Global Bank Corp
900,000	5.125%, 10/30/19	919,080
	Goldman Sachs Group Inc
3,850,000	2.552% (3 Month LIBOR USD + 0.780%), 10/31/22 [1]	3,845,390
	Ibercaja Banco SA
EUR 800,000	5.000%, 7/28/25 [6]	1,032,300
	ICBC Standard Bank PLC
2,445,000	8.125%, 12/2/19	2,612,409
	Intesa Sanpaolo SpA
EUR 2,600,000	1.571% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	3,214,321
	Itau Unibanco Holding SA
1,845,000	6.200%, 4/15/20	1,932,638
	JPMorgan Chase & Co
1,735,000	2.645% (3 Month LIBOR USD + 0.900%), 4/25/23 [1]	1,742,640
	Morgan Stanley
2,500,000	2.294% (3 Month LIBOR USD + 0.550%), 2/10/21 [1]	2,502,050
	Nationwide Building Society
GBP 1,675,000	6.875%, 3/11/49 [6]	2,452,833
	QNB Finance Ltd
2,000,000	2.875%, 4/29/20	1,976,480
	Royal Bank of Scotland Group PLC
EUR 1,500,000	3.625%, 3/25/24 [6]	1,897,051
	TSB Banking Group PLC
GBP 310,000	5.750%, 5/6/26 [1]	471,800
	UBS Group Funding Switzerland AG
2,000,000	3.140% (3 Month LIBOR USD + 1.220%), 5/23/23 [1,2]	2,033,973
	UniCredit SpA
EUR 725,000	4.375%, 1/3/27 [6]	966,687
	Volksbank Wien AG
EUR 900,000	2.750%, 10/6/27 [6]	1,112,966
		57,784,642

Broadcasting: 0.6%
	Netflix Inc
850,000	5.500%, 2/15/22	886,125
	Sirius XM Radio Inc
1,725,000	3.875%, 8/1/22 [2]	1,661,175
		2,547,300

Building Materials: 1.0%
	Cemex S.A.B. de CV
882,000	5.700%, 1/11/25	906,696
	Standard Industries Inc
1,725,000	5.500%, 2/15/23 [2]	1,789,688
	Votorantim Cimentos SA
EUR 935,000	3.500%, 7/13/22	1,212,971
		3,909,355

Cable/Satellite TV: 1.7%
	Altice Finco SA
EUR 1,275,000	9.000%, 6/15/23	1,663,818
EUR 1,100,000	4.750%, 1/15/28	1,191,320
	CCO Holdings LLC / CCO Holdings Capital Corp
1,250,000	5.125%, 5/1/23 [2]	1,254,688
	Charter Communications Operating LLC / Charter Communications Operating Capital
325,000	5.375%, 5/1/47	315,486
	Midcontinent Communications / Midcontinent Finance Corp
1,775,000	6.875%, 8/15/23 [2]	1,874,844
	Ziggo Bond Co BV
EUR 450,000	7.125%, 5/15/24	599,207
		6,899,363

Capital Goods: 0.3%
	Hutchison Whampoa Europe Finance 13 Ltd
EUR 630,000	3.750%, 5/10/66 [6]	777,780
	Sunny Optical Technology Group Co Ltd
570,000	3.750%, 1/23/23	561,837
		1,339,617

Chemicals: 1.4%
	Blue Cube Spinco Inc
425,000	9.750%, 10/15/23	489,409
	CF Industries Inc
225,000	4.950%, 6/1/43	197,156
	Chemours Co
900,000	7.000%, 5/15/25	976,500
	Phosagro OAO Via Phosagro Bond Funding DAC
1,368,000	3.950%, 11/3/21	1,356,714
1,275,000	3.949%, 4/24/23	1,252,422
	PQ Corp
1,350,000	6.750%, 11/15/22 [2]	1,424,250
		5,696,451

Consumer Products: 0.3%
	Spectrum Brands Inc
1,250,000	6.625%, 11/15/22	1,293,750

Containers: 0.9%
	OI European Group BV
EUR 1,375,000	6.750%, 9/15/20	1,935,965
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
1,550,572	5.750%, 10/15/20	1,571,893
		3,507,858

Diversified Financial Services: 2.6%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
860,000	5.000%, 10/1/21	895,916
1,190,000	3.950%, 2/1/22	1,194,065
	DAE Funding LLC
1,100,000	5.000%, 8/1/24 [2]	1,043,625
	Fly Leasing Ltd
500,000	5.250%, 10/15/24	485,000
	Garfunkelux Holdco 3 SA
GBP 1,200,000	8.500%, 11/1/22	1,711,123
	Jerrold Finco Plc
GBP 1,100,000	6.250%, 9/15/21	1,552,248
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
275,000	5.250%, 10/1/25 [2]	261,250
	LHC3 PLC
EUR 875,000	4.125% Cash or 9.000% PIK, 8/15/24	1,086,065
	Lincoln Finance Ltd
EUR 1,775,000	6.875%, 4/15/21	2,262,229
		10,491,521

Diversified Media: 1.3%
	Belo Corp
1,050,000	7.250%, 9/15/27	1,135,312
	Clear Channel Worldwide Holdings Inc
700,000	6.500%, 11/15/22	714,000
	Lamar Media Corp
1,550,000	5.375%, 1/15/24	1,604,250
	Match Group Inc
375,000	6.375%, 6/1/24	400,313
	Outfront Media Capital LLC / Outfront Media Capital Corp
750,000	5.625%, 2/15/24	754,762
	TEGNA Inc
750,000	5.125%, 7/15/20	760,943
		5,369,580

Energy: 8.7%
	Andeavor
1,025,000	3.800%, 4/1/28	979,785
	Andeavor Logistics LP / Tesoro Logistics Finance Corp
1,575,000	6.375%, 5/1/24	1,675,406
1,575,000	5.200%, 12/1/47	1,556,508
	Delek & Avner Tamar Bond Ltd
1,620,000	3.839%, 12/30/18 [2]	1,624,690
	Gazprom OAO Via Gaz Capital SA
3,685,000	3.375%, 11/30/18	3,938,633
1,350,000	9.250%, 4/23/19	1,431,628
1,000,000	5.999%, 1/23/21	1,051,622
	Gulf South Pipeline Co LP
1,340,000	4.000%, 6/15/22	1,348,184
	Lukoil International Finance BV
1,620,000	6.125%, 11/9/20	1,718,742

	Pertamina Persero PT
750,000	5.250%, 5/23/21	783,472
	Petrobras Global Finance BV
1,650,000	5.750%, 1/20/20	1,719,300
2,600,000	5.375%, 1/27/21	2,723,500
	Petroleos Mexicanos
416,000	4.875%, 1/24/22	427,398
630,000	4.875%, 1/24/22	647,262
1,600,000	5.375%, 3/13/22 [2]	1,667,200
EUR 685,000	3.750%, 2/21/24	894,653
	Plains All American Pipeline LP / PAA Finance Corp
1,130,000	2.600%, 12/15/19	1,115,844
	Sabine Pass Liquefaction LLC
1,300,000	5.625%, 4/15/23	1,389,833
	Sinopec Group Overseas Development 2016 Ltd
2,075,000	2.750%, 5/3/21	2,043,226
	Southern Star Central Corp
4,325,000	5.125%, 7/15/22 [2]	4,400,687
	Tupras Turkiye Petrol Rafinerileri AS
1,850,000	4.500%, 10/18/24	1,769,044
		34,906,617

Environmental: 0.1%
	GFL Environmental Inc
422,000	5.625%, 5/1/22 [2]	424,110

Food & Drug Retail: 2.8%
	Casino Guichard Perrachon SA
EUR 1,300,000	5.976%, 5/26/21	1,807,865
	CVS Health Corp
1,650,000	3.700%, 3/9/23	1,660,788
2,375,000	4.300%, 3/25/28	2,389,828
	Tesco Corporate Treasury Services PLC
EUR 3,125,000	1.375%, 7/1/19	3,900,746
	Tesco PLC
GBP 975,000	6.125%, 2/24/22	1,542,511
		11,301,738

Food/Beverage/Tobacco: 1.6%
	Bevco Lux Sarl
EUR 1,660,000	1.750%, 2/9/23	2,040,837
	Coca-Cola Icecek AS
555,000	4.215%, 9/19/24	540,606
	Constellation Brands Inc
1,200,000	4.250%, 5/1/23	1,230,605
	Grupo Bimbo SAB de CV
2,080,000	3.875%, 6/27/24	2,095,979
	Minerva Luxembourg SA
475,000	6.500%, 9/20/26	457,781
		6,365,808

Gaming: 0.5%
	International Game Technology PLC
EUR 1,500,000	4.125%, 2/15/20	1,944,192

Healthcare: 4.6%
	Becton Dickinson and Co
EUR 1,575,000	0.368%, 6/6/19	1,945,151
750,000	2.944% (3 Month LIBOR USD + 0.875%), 12/29/20 [1]	750,895
	Centene Corp
1,500,000	6.125%, 2/15/24	1,564,800
	HCA Healthcare Inc
1,000,000	6.250%, 2/15/21	1,052,500
	HCA Inc
3,800,000	3.750%, 3/15/19	3,823,940
1,800,000	6.500%, 2/15/20	1,892,250
	Hill-Rom Holdings Inc
1,500,000	5.750%, 9/1/23 [2]	1,560,000
	MPT Operating Partnership LP / MPT Finance Corp
EUR 1,325,000	4.000%, 8/19/22	1,777,620
	Quintiles IMS Inc
EUR 1,500,000	3.500%, 10/15/24	1,901,697
	Teva Pharmaceutical Finance Netherlands III BV
2,225,000	1.700%, 7/19/19	2,152,202
		18,421,055

Homebuilders/Real Estate: 1.1%
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,150,000	2.875%, 7/15/22	1,444,557
	Kennedy Wilson Europe Real Estate Plc
EUR 1,100,000	3.250%, 11/12/25	1,387,514
	NE Property Cooperatief UA
EUR 785,000	1.750%, 11/23/24	918,110
	SATO Oyj
EUR 392,000	2.375%, 3/24/21	507,306
		4,257,487

Insurance: 0.3%
	Fukoku Mutual Life Insurance Co
1,120,000	6.500%, ( 3 Month LIBOR USD +4.370%), 9/19/49 [1]	1,237,096

Metals/Mining: 2.1%
	First Quantum Minerals Ltd
1,950,000	7.000%, 2/15/21 [2]	1,959,750
	Freeport-McMoRan Inc
500,000	3.100%, 3/15/20	496,275
	Hudbay Minerals Inc
900,000	7.250%, 1/15/23 [2]	938,250
	Rusal Capital DAC
2,310,000	4.850%, 2/1/23	2,227,417

	Vedanta Resources PLC
382,000	6.000%, 1/31/19	388,704
533,000	8.250%, 6/7/21	580,704
600,000	6.375%, 7/30/22	609,000
	Votorantim SA
1,123,000	6.625%, 9/25/19	1,172,131
		8,372,231

Paper: 0.3%
	Inversiones CMPC SA
1,049,000	4.375%, 5/15/23	1,073,806

Services: 0.9%
	Lions Gate Capital Holdings LLC
1,125,000	5.875%, 11/1/24 [2]	1,172,813
	Mobile Mini Inc
400,000	5.875%, 7/1/24	413,000
	Thomas Cook Group PLC
EUR 1,450,000	6.250%, 6/15/22	1,921,873
		3,507,686

Steel: 0.9%
	ABJA Investment Co Pte Ltd
710,000	5.450%, 1/24/28	664,304
	Allegheny Technologies Inc
525,000	7.875%, 8/15/23	572,906
	Severstal OAO Via Steel Capital SA
1,200,000	3.850%, 8/27/21	1,187,700
	Steel Dynamics Inc
800,000	5.125%, 10/1/21	814,960
	TMK OAO Via TMK Capital SA
500,000	6.750%, 4/3/20	519,807
		3,759,677

Super Retail: 0.2%
	Dollar Tree Inc
900,000	5.750%, 3/1/23	941,130

Technology: 1.5%
	Lenovo Group Ltd
1,535,000	4.700%, 5/8/19	1,554,910
	NXP BV / NXP Funding LLC
4,625,000	3.875%, 9/1/22 [2]	4,601,875
		6,156,785

Telecommunications: 6.5%
	America Movil SAB de CV
2,230,000	3.125%, 7/16/22	2,197,116
	Arqiva Broadcast Finance PLC
GBP 1,300,000	9.500%, 3/31/20	1,925,396

	Bulgarian Telecommunications Co EAD
EUR 375,000	6.625%, 11/15/18	462,573
	Crown Castle International Corp
2,400,000	3.200%, 9/1/24	2,304,395
	GCI Inc
1,975,000	6.750%, 6/1/21	2,002,156
	Intelsat Jackson Holdings SA
675,000	8.000%, 2/15/24 [2]	711,281
	Matterhorn Telecom SA
EUR 1,525,000	3.875%, 5/1/22	1,897,407
	SBA Communications Corp
2,000,000	4.875%, 7/15/22	2,020,000
475,000	4.000%, 10/1/22 [2]	457,188
	SES SA
EUR 1,425,000	4.625% , 1/2/66 [6]	1,826,816
EUR 600,000	5.625% , 1/29/68 [6]	792,866
	SoftBank Group Corp
1,750,000	4.500%, 4/15/20 [2]	1,789,025
	T-Mobile USA Inc
2,000,000	6.836%, 4/28/23	2,075,000
1,475,000	6.500%, 1/15/26	1,570,875
	VEON Holdings BV
1,900,000	5.200%, 2/13/19	1,929,450
	Wind Tre SpA
EUR 700,000	2.625%, 1/20/23	778,502
EUR 1,285,000	2.750% (3 Month EURIBOR + 2.750%), 1/20/24 [1]	1,464,988
		26,205,034

Transportation Excluding Air/Rail: 1.5%
	Hidrovias International Finance SARL
910,000	5.950%, 1/24/25	904,494
	HPHT Finance 15 Ltd
1,350,000	2.875%, 3/17/20	1,342,286
	HPHT Finance 17 Ltd
2,935,000	2.750%, 9/11/22	2,816,555
	XPO Logistics Inc
975,000	6.125%, 9/1/23 [2]	1,010,344
		6,073,679

Utilities: 3.4%
	Enel SpA
GBP 1,750,000	7.750% , 9/10/75 [6]	2,784,959
	Indiantown Cogeneration LP
553,663	9.770%, 12/15/20	582,397
	Israel Electric Corp Ltd
1,950,000	5.625%, 6/21/18	1,959,965
770,000	9.375%, 1/28/20	849,487
	PPL Capital Funding Inc
1,550,000	3.400%, 6/1/23	1,542,356
	RWE AG
GBP 1,400,000	7.000% , 3/20/49 [6]	2,036,792

	State Grid Overseas Investment 2016 Ltd
1,390,000	2.750%, 5/4/22	1,354,810
	Transportadora de Gas Internacional SA ESP
2,700,000	5.700%, 3/20/22	2,747,250
		13,858,016

TOTAL CORPORATE BONDS
(Cost $261,515,135)		262,504,841

CONVERTIBLE BONDS: 0.2%
Banking: 0.2%
	Nykredit Realkredit A/S
EUR 725,000	4.000% , 6/3/36 [6]	967,515

TOTAL CONVERTIBLE BONDS
(Cost $973,552)		967,515

BANK LOANS: 20.4%
Automotive & Auto Parts: 1.7%

	DexKo Global Inc
EUR 570,000	4.500%, (1 Month EURIBOR + 4.500%), 7/24/24 [1,4]	702,090
EUR 1,425,000	4.500%, (1 Month EURIBOR + 4.500%), 7/12/24 [1,4]	1,755,226
	Gates Global LLC
EUR 1,980,050	3.000%, (3 Month EURIBOR + 3.000%), 4/1/24 [1,4]	2,435,441
	Key Safety Systems Inc
2,000,000	6.280%, (3 Month LIBOR + 4.500%), 8/27/21 [1,4]	2,006,250
		6,899,007
Broadcasting: 0.1%

	Mission Broadcasting Inc
60,237	4.164%, (1 Month LIBOR + 2.500%), 1/17/24 [1,4]	60,494
	Nexstar Broadcasting Inc
483,235	4.164%, (1 Month LIBOR + 2.500%), 1/17/24 [1,4]	485,298
		545,792
Building Materials: 0.3%
	HD Supply Inc
1,234,422	4.802%, (3 Month LIBOR + 2.500%), 10/17/23 [1,4]	1,243,526
Cable/Satellite TV: 1.3%

	Atlantic Broadband Finance, LLC
2,650,000	4.252%, (1 Month LIBOR + 2.375%), 8/9/24 [1,4]	2,655,339
	Midcontinent Communications
1,308,438	3.990%, (1 Month LIBOR + 2.250%), 12/31/23 [1,4]	1,317,708
	Ziggo Secured Finance BV
1,025,000	4.277%, (1 Month LIBOR + 2.500%), 4/15/25 [1,4]	1,018,968
		4,992,015

Capital Goods: 0.9%

	CTC AcquiCo GmbH
EUR 1,000,000	3.000%, (3 Month EURIBOR + 3.000%), 11/29/24 [1,4]	1,228,686
	SGB-SMIT Management GmbH
EUR 1,000,000	4.000%, (6 Month EURIBOR + 4.000%), 7/18/24 [1,4]	1,196,872
	WITTUR GmbH
EUR 1,000,000	5.000%, 3/31/22 [1,3,4,5]	1,242,497
		3,668,055
Chemicals: 1.0%

	Colouroz Midco
EUR 194,515	3.750%, 9/7/21 [1,3,4,5]	227,375
EUR 209,883	3.750%, 9/7/21 [1,3,4,5]	245,339
EUR 994,859	3.750%, 9/7/21 [1,3,4,5]	1,162,925
EUR 591,040	3.750%, 9/7/21 [1,3,4,5]	690,887
	Cyanco Intermediate 2 Corp
825,000	5.506%, (3 Month LIBOR + 3.500%), 3/7/25 [1,4]	831,188
	GrafTech Finance Inc
1,000,000	5.240%, (1 Month LIBOR + 3.500%), 2/12/25 [1,4]	1,001,875
		4,159,589
Containers: 1.6%

	Crown Holdings Inc
EUR 1,000,000	2.375%, 1/27/25 [1,3,4,5]	1,241,728
	Exopack Holdings SA
EUR 1,785,718	5.000%, (3 Month EURIBOR + 4.000%), 6/29/22 [1,4]	2,202,733
	Reynolds Group Holdings Inc
492,516	4.627%, (1 Month LIBOR + 2.750%), 2/6/23 [1,4]	495,527
	Verallia Group
EUR 1,854,545	2.750%, (3 Month EURIBOR + 2.750%), 10/31/22 [1,4]	2,271,111
		6,211,099
Diversified Media: 0.5%
	Canyon Valor Companies Inc
EUR 1,582,955	3.500%, (3 Month EURIBOR + 3.500%), 6/16/23 [1,4]	1,960,535
Food/Beverage/Tobacco: 1.6%

	Chobani LLC
1,071,538	5.377%, (1 Month LIBOR + 3.500%), 10/9/23 [1,4]	1,078,235
	Flora Food Group
EUR 2,723,077	3.500%, 3/7/25 [1,3,4,5]	3,322,619
	L1R HB Finance Limited
GBP 1,376,209	5.886%, (3 Month LIBOR + 5.250%), 8/30/24 [1,4]	1,888,850
		6,289,704
Healthcare: 1.8%

	Avantor Inc
3,491,250	5.877%, (1 Month LIBOR + 4.000%), 11/21/24 [1,4]	3,532,342
	Envision Healthcare Corporation
437,566	4.880%, (1 Month LIBOR + 3.000%), 12/1/23 [1,4]	439,918
	Examworks Group Inc
561,468	5.127%, (1 Month LIBOR + 3.250%), 7/27/23 [1,4]	566,311

	Grifols Worldwide Operations USA Inc
2,499,750	3.986%, (1 Week LIBOR + 2.250%), 1/31/25 [1,4]	2,511,411
		7,049,982
Homebuilders/Real Estate: 0.3%
	Apleona GMBH
EUR 1,000,000	4.500%, 8/31/23 [1,3,4,5]	1,239,255
Insurance: 1.0%
	USI Inc
3,989,975	5.302%, (3 Month LIBOR + 3.000%), 5/16/24 [1,4]	4,001,626
Leisure: 1.5%

	Dorna Sports SL
EUR 2,000,000	3.000%, (6 Month EURIBOR + 3.000%), 4/12/24 [1,4]	2,453,003
	Hurtigruten
EUR 1,435,115	4.000%, 2/24/25 [1,3,4,5]	1,769,396
	do yo
GBP 1,311,208	4.747%, (1 Month PIBOR + 4.250%), 2/9/24 [1,4]	1,825,060
		6,047,459
Services: 2.2%

	Altran Technologies SA
EUR 1,678,161	3.250%, 1/31/25 [1,3,4,5]	2,066,619
	Change Healthcare Holdings Inc
1,460,250	4.627%, (1 Month LIBOR + 2.750%), 3/1/24 [1,4]	1,465,456
	Nets
EUR 887,562	3.250%, 12/31/24 [1,3,4,5]	1,091,626
	Techem
EUR 1,507,937	3.000%, (3 Month EURIBOR + 3.000%), 10/2/24 [1,4]	1,858,393
	Verisure Holding AB
EUR 2,000,000	3.000%, (3 Month EURIBOR + 3.000%), 10/21/22 [1,4]	2,443,504
		8,925,598
Super Retail: 0.6%
	BJ's Wholesale Club Inc
2,530,875	5.191%, (1 Month LIBOR + 3.500%), 2/2/24 [1,4]	2,531,887
Technology: 2.4%

	Assystem Technologies Services
EUR 1,000,000	4.250%, 9/30/24 [1,3,4,5]	1,229,424
	Avaloq Group
EUR 1,000,000	4.250%, 5/31/24 [1,3,4,5]	1,236,603
	DigiCert Holdings Inc
550,000	6.522%, (3 Month EURIBOR + 4.750%), 10/31/24 [1,4]	556,933
	ION Trading Technologies SaRL
EUR 1,058,824	3.750%, 11/30/24 [1,3,4,5]	1,307,104
	PI UK Holdco II Limited
675,000	5.358%, (1 Month LIBOR + 3.500%), 12/20/24 [1,4]	678,939
	Project Leopard Holdings Inc
3,000,000	5.877%, 7/7/23 [1,3,4,5]	3,032,820
	Quest Software US Holdings Inc
1,648,130	7.272%, (3 Month LIBOR + 5.500%), 10/31/22 [1,4]	1,681,101
		9,722,924

Telecommunications: 1.4%

	Eircom Holdings (Ireland) Ltd
EUR 2,500,000	3.250%, (1 Month EURIBOR + 3.250%), 4/19/24 [1,4]	3,077,635
	Sprint Communications, Inc.
2,475,000	4.438%, (1 Month LIBOR + 2.500%), 2/2/24 [1,4]	2,478,354
		5,555,989
Utilities: 0.2%

	Dayton Power And Light Company
666,563	3.650%, (1 Month LIBOR + 3.250%), 8/22/22 [1,4]	670,732
	Exgen Renewables IV LLC
249,375	4.990%, (3 Month LIBOR + 3.000%), 11/29/24 [1,4]	252,493
		923,225
TOTAL BANK LOANS
(Cost $79,795,087)		81,967,267

SHORT-TERM INVESTMENTS: 8.4%
	United States Treasury Bill
6,000,000	1.639%, 5/10/18 [7]	5,989,724
28,000,000	N/A, 4/26/18	27,970,320
		33,960,044
TOTAL SHORT-TERM INVESTMENTS
(Cost $33,960,246)		33,960,044

TOTAL INVESTMENTS IN SECURITIES: 94.1%
(Cost $376,244,020)		379,399,667
Other Assets in Excess of Liabilities: 5.9%		23,669,611
TOTAL NET ASSETS: 100.0%		$403,069,278

†	In U.S. Dollars unless otherwise indicated.
EUR -	Euro
PIK -	Payment-in-Kind - represents the security may pay interest in additional par.
GBP -	Great Britain Pound
[1]	Variable rate security; rate shown is the rate in effect on March 31, 2018. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2018 the value of these securities amounted to $33,660,706 or 8.4% of net assets.

[3]	Denotes investments purchased on a when-issued or delayed delivery basis.
[4]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	All or a portion of the loan is unfunded.
[6]	Fixed-to-variable bond; rate shown is the rate in effect on March 31, 2018
[7]	Rate represents the yield to maturity from the purchase price.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2018

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	March 31, 2018	to be Received	March 31, 2018	(Depreciation)
6/15/18	CHF 3,900,000	$ 4,107,070	$ 4,156,608	$ 4,156,608	$ 49,538

6/15/18	EUR 114,000,000	141,098,189	$ 141,968,760	141,968,760	870,571

6/15/18	GBP 20,000,000	28,153,312	$ 2,026,600	28,026,600	(126,712)

		$ 173,358,571		$ 174,151,968	$ 793,397

CHF - Swiss Franc

SCHEDULE OF SWAP CONTRACTS at March 31, 2018 (Unaudited)

The Credit Opportunities Fund had the following credit default swap contracts outstanding with Morgan Stanley.

	Maturity Date	Reference Entity	Buy/Sell Protection	Fixed Rate (Paid) Received	Notional Amount	Value	Unrealized Appreciation (Depreciation)

	12/20/22	Markit CDX.NA.HY.29 [1]	Buy	(5.000)%	$ (47,678)	$ (1,630,559)	$ (47,678)

						$ (1,630,559)	$ (47,678)

[1]	Markit CDX North American High Yield Index.

Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's assets and liabilities as of March 31, 2018. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$ –	$ 262,504,841	$ –	$ 262,504,841
Convertible Bonds	–	967,515	–	967,515
Bank Loans	–	81,967,267	–	81,967,267
Short-Term Investments	–	33,960,044	–	33,960,044
Forward Foreign Currency Exchange Contracts	–	793,397	–	793,397
Total Assets	$ –	$ 380,193,064	$ –	$ 380,193,064

Liabilities:
Credit-Swap Contracts	$ –	$ 47,678	$ –	$ 47,678
Total Liabilities	$ –	$ 47,678	$ –	$ 47,678

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.

It is the fund's policy to recognize transfers at the end of the period.

Statements of Assets and Liabilities
Fair values of derivative instruments as of March 31, 2018:

	Asset Derivatives as of March 31, 2018		Liability Derivatives as of March 31, 2018

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 793,397	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ -
Credit - Swap Contracts	Unrealized Appreciation on Swap Contracts	-	Unrealized Depreciation on Swap Contracts	47,678

		$ 793,397		$ 47,678

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2018:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain ( loss) on forward foreign currency contracts	$ (4,785,948)	$ 2,755,194
Interest Rate - Futures Contracts	Net realized and unrealized gain (loss) on futures contracts	66,164	664,186
Credit - Swap Contracts	Net realized and unrealized gain (loss) on swap contracts	(106,875)	488,580

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2018:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency contracts	$ 793,397	$ -	$ 793,397	$ -	$ -	$ 793,397
Liabilities
Forward foreign currency contracts	-	-	-	-	-	-
Credit-Swap Contracts	47,678		47,678			47,678
Total	$ 745,719	$ -	$ 745,719	$ -	$ -	$ 745,719

MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 86.1%
Aerospace/Defense: 2.3%
	Bombardier Inc
$50,000	8.750%, 12/1/21 [1]	$55,062
50,000	7.500%, 12/1/24 [1]	51,875
100,000	7.500%, 3/15/25 [1]	103,125
	KLX Inc
125,000	5.875%, 12/1/22 [1]	129,256
	Leonardo US Holdings Inc
100,000	7.375%, 7/15/39 [1]	122,500
	TransDigm Inc
75,000	5.500%, 10/15/20	75,563
100,000	6.500%, 7/15/24	102,750
		640,131

Automotive & Auto Parts: 2.1%
	Adient Global Holdings Ltd
200,000	4.875%, 8/15/26 [1]	190,000
	American Axle & Manufacturing Inc
90,000	6.250%, 4/1/25	90,112
	Cooper-Standard Automotive Inc
75,000	5.625%, 11/15/26 [1]	75,000
	Dana Financing Luxembourg Sarl
100,000	6.500%, 6/1/26 [1]	104,250
	Meritor Inc
125,000	6.250%, 2/15/24	130,469
		589,831

Banking: 3.3%
	Ally Financial Inc
75,000	8.000%, 11/1/31	91,875
	Credit Suisse Group AG
200,000	7.500%, 12/11/49 [1,2]	217,020
	Intesa Sanpaolo SpA
200,000	5.017%, 6/26/24 [1]	197,531
	Royal Bank of Scotland Group PLC
200,000	8.625% , 12/29/49 [2]	217,750
	UniCredit SpA
200,000	5.861%, 6/19/32 [1,2]	203,542
		927,718

Broadcasting: 3.1%
	AMC Networks Inc
50,000	4.750%, 12/15/22	50,500
	Gray Television Inc
100,000	5.875%, 7/15/26 [1]	97,500

	Netflix Inc
25,000	4.375%, 11/15/26	23,750
25,000	4.875%, 4/15/28 [1]	24,071
	Nexstar Broadcasting Inc
150,000	5.625%, 8/1/24 [1]	147,330
	Sinclair Television Group Inc
125,000	5.625%, 8/1/24 [1]	124,375
25,000	5.875%, 3/15/26 [1]	24,844
	Sirius XM Radio Inc
175,000	6.000%, 7/15/24 [1]	180,359
	Tribune Media Co
175,000	5.875%, 7/15/22	178,281
		851,010

Building Materials: 0.8%
	New Enterprise Stone & Lime Co Inc
50,000	6.250%, 3/15/26 [1]	50,188
	Standard Industries Inc
175,000	5.375%, 11/15/24 [1]	178,062
		228,250

Cable/Satellite TV: 8.9%
	Altice Financing SA
200,000	6.625%, 2/15/23 [1]	198,500
	Altice France SA
275,000	6.250%, 5/15/24 [1]	260,219
	Altice US Finance I Corp
200,000	5.375%, 7/15/23 [1]	203,100
	Block Communications Inc
75,000	6.875%, 2/15/25 [1]	75,793
	CCO Holdings LLC / CCO Holdings Capital Corp
125,000	5.125%, 2/15/23	126,125
25,000	5.750%, 9/1/23	25,437
200,000	5.500%, 5/1/26 [1]	196,250
25,000	5.875%, 5/1/27 [1]	25,063
	Cequel Communications Holdings I LLC / Cequel Capital Corp
200,000	7.750%, 7/15/25 [1]	212,500
	CSC Holdings LLC
225,000	10.125%, 1/15/23 [1]	250,312
200,000	10.875%, 10/15/25 [1]	235,498
	DISH DBS Corp
50,000	7.875%, 9/1/19	52,375
125,000	5.875%, 11/15/24	111,875
	Mediacom Broadband LLC / Mediacom Broadband Corp
75,000	6.375%, 4/1/23	77,391
	Midcontinent Communications / Midcontinent Finance Corp
175,000	6.875%, 8/15/23 [1]	184,844
	Radiate Holdco LLC / Radiate Finance Inc
50,000	6.625%, 2/15/25 [1]	46,125
	Virgin Media Finance PLC
200,000	6.375%, 4/15/23 [1]	204,000
		2,485,407

Capital Goods: 1.4%
	ATS Automation Tooling Systems Inc
50,000	6.500%, 6/15/23 [1]	52,375
	BCD Acquisition Inc
50,000	9.625%, 9/15/23 [1]	54,250
	Cloud Crane LLC
50,000	10.125%, 8/1/24 [1]	55,500
	Griffon Corp
150,000	5.250%, 3/1/22	151,170
	Park-Ohio Industries Inc
75,000	6.625%, 4/15/27	78,000
		391,295

Chemicals: 2.7%
	Blue Cube Spinco Inc
50,000	10.000%, 10/15/25	59,000
	CF Industries Inc
100,000	4.950%, 6/1/43	87,625
	Chemours Co
75,000	6.625%, 5/15/23	79,031
100,000	7.000%, 5/15/25	108,500
	Consolidated Energy Finance SA
150,000	6.875%, 6/15/25 [1]	157,500
	Cornerstone Chemical Co
50,000	6.750%, 8/15/24 [1]	49,798
	CVR Partners LP / CVR Nitrogen Finance Corp
100,000	9.250%, 6/15/23 [1]	106,845
	NOVA Chemicals Corp
50,000	5.250%, 8/1/23 [1]	50,500
	PQ Corp
50,000	6.750%, 11/15/22 [1]	52,750
		751,549

Consumer Products: 0.6%
	American Woodmark Corp
25,000	4.875%, 3/15/26 [1]	24,469
	First Quality Finance Co Inc
50,000	4.625%, 5/15/21 [1]	50,000
	Kronos Acquisition Holdings Inc
100,000	9.000%, 8/15/23 [1]	95,250
		169,719

Containers: 2.5%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
200,000	7.250%, 5/15/24 [1]	213,500
	BWAY Holding Co
50,000	5.500%, 4/15/24 [1]	50,438
150,000	7.250%, 4/15/25 [1]	153,375
	Crown Americas LLC / Crown Americas Capital Corp IV
100,000	4.500%, 1/15/23	99,500

	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
75,000	5.125%, 7/15/23 [1]	75,821
	Sealed Air Corp
100,000	6.875%, 7/15/33 [1]	111,500
		704,134

Diversified Financial Services: 4.4%
	Alliance Data Systems Corp
125,000	5.375%, 8/1/22 [1]	125,625
	DAE Funding LLC
175,000	5.000%, 8/1/24 [1]	166,031
	Fly Leasing Ltd
200,000	5.250%, 10/15/24	194,000
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
75,000	6.000%, 8/1/20	76,547
50,000	6.250%, 2/1/22	51,000
50,000	6.750%, 2/1/24	51,062
50,000	6.375%, 12/15/25	50,375
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
100,000	5.250%, 3/15/22 [1]	100,250
50,000	5.250%, 10/1/25 [1]	47,500
	LPL Holdings Inc
50,000	5.750%, 9/15/25 [1]	49,485
	Navient Corp
100,000	5.875%, 3/25/21	102,625
	Park Aerospace Holdings Ltd
25,000	5.500%, 2/15/24 [1]	24,313
	Springleaf Finance Corp
75,000	7.750%, 10/1/21	81,469
50,000	5.625%, 3/15/23	49,187
50,000	6.875%, 3/15/25	50,313
		1,219,782

Diversified Media: 1.4%
	Belo Corp
25,000	7.750%, 6/1/27	27,750
	Clear Channel Worldwide Holdings Inc
150,000	6.500%, 11/15/22	153,000
150,000	6.500%, 11/15/22	153,855
	Outfront Media Capital LLC / Outfront Media Capital Corp
50,000	5.875%, 3/15/25	50,875
		385,480

Energy: 12.1%
	AmeriGas Partners LP / AmeriGas Finance Corp
75,000	5.875%, 8/20/26	73,687
	Andeavor Logistics LP
75,000	6.875% (3 Month LIBOR USD + 4.652%), 8/15/23 [3]	75,487
	Andeavor Logistics LP / Tesoro Logistics Finance Corp
25,000	5.200%, 12/1/47	24,706
	Antero Resources Corp
75,000	5.125%, 12/1/22	75,937

	Archrock Partners LP / Archrock Partners Finance Corp
50,000	6.000%, 4/1/21	50,313
	Baytex Energy Corp
50,000	5.125%, 6/1/21 [1]	47,000
	Berry Petroleum Co LLC
50,000	7.000%, 2/15/26 [1]	50,515
	Callon Petroleum Co
50,000	6.125%, 10/1/24	51,390
	Carrizo Oil & Gas Inc
25,000	6.250%, 4/15/23	25,125
	Cheniere Corpus Christi Holdings LLC
75,000	5.875%, 3/31/25	78,750
25,000	5.125%, 6/30/27	24,906
	Chesapeake Energy Corp
75,000	8.000%, 1/15/25 [1]	72,750
	Continental Resources Inc
75,000	3.800%, 6/1/24	72,468
75,000	4.375%, 1/15/28 [1]	73,219
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
150,000	6.250%, 4/1/23	151,875
	CSI Compressco LP / CSI Compressco Finance Inc
75,000	7.500%, 4/1/25 [1]	75,937
	DCP Midstream LP
50,000	7.375% (3 Month LIBOR USD + 5.148%), 6/15/23 [3]	49,906
	DCP Midstream Operating LP
75,000	5.350%, 3/15/20 [1]	77,437
	Delek Logistics Partners LP
100,000	6.750%, 5/15/25 [1]	101,500
	Diamondback Energy Inc
25,000	5.375%, 5/31/25 [1]	25,419
	Endeavor Energy Resources LP / EER Finance Inc
75,000	5.500%, 1/30/26 [1]	74,812
50,000	5.750%, 1/30/28 [1]	50,000
	Energy Transfer Partners LP
50,000	6.250% (3 Month LIBOR USD + 4.028%), 5/15/23 [3]	47,937
	Forum Energy Technologies Inc
50,000	6.250%, 10/1/21	49,750
	Genesis Energy LP / Genesis Energy Finance Corp
75,000	6.750%, 8/1/22	77,344
	Global Partners LP / GLP Finance Corp
50,000	6.250%, 7/15/22	50,000
	Gulfport Energy Corp
50,000	6.000%, 10/15/24	47,688
	Hilcorp Energy I LP / Hilcorp Finance Co
50,000	5.000%, 12/1/24 [1]	49,500
	Laredo Petroleum Inc
50,000	5.625%, 1/15/22	49,875
	Matador Resources Co
75,000	6.875%, 4/15/23	78,188

	Murphy Oil Corp
100,000	5.750%, 8/15/25	98,750
25,000	5.875%, 12/1/42	23,000
	Nabors Industries Inc
50,000	5.750%, 2/1/25 [1]	47,250
	Newfield Exploration Co
75,000	5.375%, 1/1/26	77,813
	NGPL PipeCo LLC
75,000	4.875%, 8/15/27 [1]	74,156
	Oasis Petroleum Inc
125,000	6.875%, 1/15/23	127,031
	Parkland Fuel Corp
50,000	6.000%, 4/1/26 [1]	50,375
	Parsley Energy LLC / Parsley Finance Corp
50,000	5.250%, 8/15/25 [1]	49,813
	PDC Energy Inc
75,000	6.125%, 9/15/24	76,875
25,000	5.750%, 5/15/26 [1]	24,594
	Precision Drilling Corp
34,000	6.500%, 12/15/21	34,425
25,000	7.125%, 1/15/26 [1]	24,813
	QEP Resources Inc
50,000	6.875%, 3/1/21	53,250
	Range Resources Corp
50,000	5.000%, 8/15/22	48,625
	SESI LLC
50,000	7.750%, 9/15/24 [1]	51,875
	SM Energy Co
50,000	5.000%, 1/15/24	46,625
	Southwestern Energy Co
25,000	7.500%, 4/1/26	25,375
50,000	7.750%, 10/1/27	51,125
	Suburban Propane Partners LP/Suburban Energy Finance Corp
50,000	5.875%, 3/1/27	47,625
	Sunoco LP / Sunoco Finance Corp
50,000	5.875%, 3/15/28 [1]	48,438
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
125,000	4.250%, 11/15/23	120,469
	Weatherford International Ltd
25,000	4.500%, 4/15/22	20,563
100,000	6.500%, 8/1/36	71,500
	Whiting Petroleum Corp
75,000	6.250%, 4/1/23	76,125
	WPX Energy Inc
150,000	6.000%, 1/15/22	154,875
		3,378,786

Entertainment/Film: 0.2%
	National CineMedia LLC
50,000	6.000%, 4/15/22	50,750

Environmental: 0.6%
	Covanta Holding Corp
112,000	5.875%, 7/1/25	108,920
	Waste Pro USA Inc
50,000	5.500%, 2/15/26 [1]	49,500
		158,420

Food/Beverage/Tobacco: 1.5%
	JBS USA LUX SA / JBS USA Finance Inc
75,000	6.750%, 2/15/28 [1]	72,094
	Pilgrim's Pride Corp
100,000	5.875%, 9/30/27 [1]	94,480
	Post Holdings Inc
100,000	5.500%, 3/1/25 [1]	98,750
75,000	5.750%, 3/1/27 [1]	74,813
	Simmons Foods Inc
75,000	5.750%, 11/1/24 [1]	68,156
		408,293

Gaming: 1.5%
	Boyd Gaming Corp
75,000	6.875%, 5/15/23	79,406
	Caesars Resort Collection LLC / CRC Finco Inc
125,000	5.250%, 10/15/25 [1]	120,148
	Golden Nugget Inc
75,000	6.750%, 10/15/24 [1]	75,562
50,000	8.750%, 10/1/25 [1]	52,000
	VICI Properties 1 LLC / VICI FC Inc
82,457	8.000%, 10/15/23	91,733
		418,849

Healthcare: 7.5%
	Avantor Inc
125,000	9.000%, 10/1/25 [1]	123,437
	Centene Corp
100,000	6.125%, 2/15/24	104,320
	CHS/Community Health Systems Inc
50,000	8.000%, 11/15/19	45,125
100,000	5.125%, 8/1/21	93,500
50,000	6.250%, 3/31/23	46,312
	DaVita Inc
225,000	5.125%, 7/15/24	220,078
	Encompass Health Corp
50,000	5.125%, 3/15/23	50,875
50,000	5.750%, 11/1/24	51,063
	Endo Finance LLC / Endo Finco Inc
75,000	5.375%, 1/15/23 [1]	57,187
	HCA Healthcare Inc
225,000	6.250%, 2/15/21	236,812
	HCA Inc
100,000	5.875%, 2/15/26	102,000

	inVentiv Group Holdings Inc / inVentiv Health Inc/inVentiv Health Clinical Inc
25,000	7.500%, 10/1/24 [1]	26,688
	LifePoint Health Inc
200,000	5.875%, 12/1/23	202,690
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
100,000	5.750%, 8/1/22 [1]	86,000
	Molina Healthcare Inc
75,000	5.375%, 11/15/22	74,438
50,000	4.875%, 6/15/25 [1]	46,875
	MPH Acquisition Holdings LLC
50,000	7.125%, 6/1/24 [1]	51,750
	MPT Operating Partnership LP / MPT Finance Corp
25,000	6.375%, 3/1/24	26,376
	Polaris Intermediate Corp
50,000	8.500% Cash or 9.000% PIK, 12/1/22 [1]	51,126
	RegionalCare Hospital Partners Holdings Inc
50,000	8.250%, 5/1/23 [1]	52,250
	Universal Hospital Services Inc
100,000	7.625%, 8/15/20	101,250
	Valeant Pharmaceuticals International
75,000	7.250%, 7/15/22 [1]	75,281
	Valeant Pharmaceuticals International Inc
50,000	6.500%, 3/15/22 [1]	51,813
75,000	6.125%, 4/15/25 [1]	65,006
50,000	9.000%, 12/15/25 [1]	49,875
		2,092,127

Homebuilders/Real Estate: 0.8%
	Greystar Real Estate Partners LLC
25,000	5.750%, 12/1/25 [1]	25,000
	Lennar Corp
75,000	4.750%, 5/30/25	74,156
	Sabra Health Care LP
50,000	5.125%, 8/15/26	48,282
	William Lyon Homes Inc
75,000	6.000%, 9/1/23 [1]	75,094
		222,532

Insurance: 0.3%
	AssuredPartners Inc
75,000	7.000%, 8/15/25 [1]	74,250

Leisure: 0.8%
	Silversea Cruise Finance Ltd
75,000	7.250%, 2/1/25 [1]	79,688
	Viking Cruises Ltd
100,000	6.250%, 5/15/25 [1]	100,500
50,000	5.875%, 9/15/27 [1]	47,500
		227,688

Metals/Mining: 5.8%
	Alcoa Nederland Holding BV
200,000	7.000%, 9/30/26 [1]	216,500
	Aleris International Inc
50,000	7.875%, 11/1/20	49,500
	Cleveland-Cliffs Inc
50,000	4.875%, 1/15/24 [1]	48,625
25,000	5.750%, 3/1/25 [1]	23,969
	CONSOL Energy Inc
50,000	11.000%, 11/15/25 [1]	53,515
	Freeport-McMoRan Inc
50,000	5.450%, 3/15/43	46,235
	Grinding Media Inc / Moly-Cop AltaSteel Ltd
175,000	7.375%, 12/15/23 [1]	184,187
	Hudbay Minerals Inc
75,000	7.250%, 1/15/23 [1]	78,187
	Mountain Province Diamonds Inc
75,000	8.000%, 12/15/22 [1]	75,187
	Natural Resource Partners LP / NRP Finance Corp
50,000	10.500%, 3/15/22	53,625
	Novelis Corp
100,000	6.250%, 8/15/24 [1]	102,750
125,000	5.875%, 9/30/26 [1]	122,813
	Peabody Energy Corp
100,000	6.000%, 3/31/22 [1]	102,375
	Rain CII Carbon LLC / CII Carbon Corp
125,000	7.250%, 4/1/25 [1]	132,500
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp
200,000	7.500%, 6/15/25 [1]	207,000
	Teck Resources Ltd
25,000	8.500%, 6/1/24 [1]	27,843
100,000	6.000%, 8/15/40	103,500
		1,628,311

Paper: 1.0%
	Boise Cascade Co
75,000	5.625%, 9/1/24 [1]	77,063
	Mercer International Inc
50,000	6.500%, 2/1/24	52,500
50,000	5.500%, 1/15/26 [1]	49,750
	Rayonier AM Products Inc
100,000	5.500%, 6/1/24 [1]	98,500
		277,813

Publishing/Printing: 0.6%
	Cimpress NV
150,000	7.000%, 4/1/22 [1]	157,125

Restaurants: 0.3%
	New Red Finance Inc
25,000	4.625%, 1/15/22 [1]	25,125

	Yum! Brands Inc
50,000	4.750%, 6/1/27 [1]	48,250
		73,375

Services: 3.9%
	AECOM
50,000	5.875%, 10/15/24	52,562
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
100,000	6.375%, 4/1/24 [1]	101,500
	BlueLine Rental Finance Corp / BlueLine Rental LLC
50,000	9.250%, 3/15/24 [1]	53,734
	Brand Industrial Services Inc
50,000	8.500%, 7/15/25 [1]	52,250
	Garda World Security Corp
100,000	8.750%, 5/15/25 [1]	105,000
	GEO Group Inc
150,000	5.875%, 10/15/24	149,250
	H&E Equipment Services Inc
100,000	5.625%, 9/1/25	101,125
	Hertz Corp
25,000	7.625%, 6/1/22 [1]	25,437
	IRB Holding Corp
125,000	6.750%, 2/15/26 [1]	122,825
	Iron Mountain Inc
100,000	5.750%, 8/15/24	97,375
50,000	5.250%, 3/15/28 [1]	47,312
	KAR Auction Services Inc
25,000	5.125%, 6/1/25 [1]	24,938
	Lions Gate Capital Holdings LLC
25,000	5.875%, 11/1/24 [1]	26,063
	Staples Inc
50,000	8.500%, 9/15/25 [1]	46,375
	United Rentals North America Inc
75,000	4.625%, 10/15/25	73,125
		1,078,871

Steel: 1.4%
	AK Steel Corp
50,000	7.000%, 3/15/27	49,125
	Big River Steel LLC / BRS Finance Corp
100,000	7.250%, 9/1/25 [1]	104,000
	Joseph T Ryerson & Son Inc
100,000	11.000%, 5/15/22 [1]	110,500
	TMS International Corp
75,000	7.250%, 8/15/25 [1]	78,375
	United States Steel Corp
50,000	6.250%, 3/15/26	50,000
		392,000

Super Retail: 1.0%
	Asbury Automotive Group Inc
125,000	6.000%, 12/15/24	127,812

	JC Penney Corp Inc
50,000	8.625%, 3/15/25 [1]	47,125
	L Brands Inc
50,000	5.625%, 10/15/23	52,250
25,000	6.750%, 7/1/36	24,125
	PetSmart Inc
50,000	7.125%, 3/15/23 [1]	28,625
		279,937

Technology: 2.4%
	CommScope Technologies LLC
75,000	6.000%, 6/15/25 [1]	78,412
	Dell International LLC / EMC Corp
75,000	5.875%, 6/15/21 [1]	77,250
50,000	6.020%, 6/15/26 [1]	53,932
	Equinix Inc
100,000	5.875%, 1/15/26	104,500
	First Data Corp
50,000	5.375%, 8/15/23 [1]	51,000
	NCR Corp
25,000	4.625%, 2/15/21	24,938
25,000	5.875%, 12/15/21	25,531
	Rackspace Hosting Inc
125,000	8.625%, 11/15/24 [1]	123,750
	Solera LLC / Solera Finance Inc
125,000	10.500%, 3/1/24 [1]	139,687
		679,000

Telecommunications: 7.5%
	CB Escrow Corp
25,000	8.000%, 10/15/25 [1]	23,406
	CenturyLink Inc
100,000	5.800%, 3/15/22	98,125
	Cincinnati Bell Inc
25,000	7.000%, 7/15/24 [1]	22,500
	Frontier Communications Corp
50,000	10.500%, 9/15/22	42,067
75,000	11.000%, 9/15/25	56,578
25,000	8.500%, 4/1/26 [1]	24,250
	GCI Inc
250,000	6.875%, 4/15/25	263,125
	Inmarsat Finance PLC
100,000	4.875%, 5/15/22 [1]	97,750
	Intelsat Jackson Holdings SA
200,000	8.000%, 2/15/24 [1]	210,750
	Level 3 Financing Inc
125,000	5.125%, 5/1/23	122,969
	Sprint Capital Corp
50,000	6.875%, 11/15/28	46,750
	Sprint Communications Inc
100,000	6.000%, 11/15/22	98,375

	Sprint Corp
300,000	7.875%, 9/15/23	306,750
50,000	7.625%, 3/1/26	48,910
	Telecom Italia SpA
200,000	5.303%, 5/30/24 [1]	204,250
	Telesat Canada / Telesat LLC
50,000	8.875%, 11/15/24 [1]	55,000
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
75,000	7.125%, 12/15/24 [1]	68,250
	Wind Tre SpA
200,000	5.000%, 1/20/26 [1]	170,948
	Zayo Group LLC / Zayo Capital Inc
75,000	6.375%, 5/15/25	77,906
50,000	5.750%, 1/15/27 [1]	49,000
		2,087,659

Transportation Excluding Air/Rail: 0.7%
	Wabash National Corp
75,000	5.500%, 10/1/25 [1]	73,313
	XPO Logistics Inc
125,000	6.125%, 9/1/23 [1]	129,531
		202,844

Utilities: 2.8%
	AES Corp
125,000	5.125%, 9/1/27	127,500
	Calpine Corp
100,000	5.375%, 1/15/23	96,105
50,000	5.750%, 1/15/25	45,875
25,000	5.250%, 6/1/26 [1]	24,219
	Dynegy Inc
50,000	8.000%, 1/15/25 [1]	54,625
	NRG Energy Inc
50,000	6.250%, 7/15/22	51,735
100,000	6.625%, 1/15/27	102,750
	NRG Yield Operating LLC
150,000	5.000%, 9/15/26	148,125
	TerraForm Power Operating LLC
125,000	5.000%, 1/31/28 [1]	119,062
		769,996

TOTAL CORPORATE BONDS
(Cost $24,340,745)		24,002,932

Shares
EXCHANGE TRADED FUNDS: 9.2%
110,900	PowerShares Senior Loan Portfolio	2,565,117
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,566,946)		2,565,117

TOTAL INVESTMENTS IN SECURITIES: 95.3%
(Cost $26,907,691)	26,568,049
Other Assets in Excess of Liabilities: 4.7%	1,299,870
TOTAL NET ASSETS: 100.0%	$27,867,919

PIK -	Payment-in-Kind - represents the security may pay interest in additional par.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2018 the value of these securities amounted to $13,805,603 or 49.5% of net assets.

[2]	Fixed-to-variable bond; rate shown is the rate in effect on March 31, 2018.
[3]	Variable rate security; rate shown is the rate in effect on March 31, 2018.

Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Muzinich U.S. High Yield Corporate Bond Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$ –	$ 24,002,932	–	$ 24,002,932
Exchange Traded Funds	2,565,117	–	–	2,565,117
Total Assets	$ 2,565,117	$ 24,002,932	$ –	$ 26,568,049

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.

MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 83.2%
Automotive & Auto Parts: 7.2%
	Autodis SA
EUR 1,600,000	4.375% (3 Month EURIBOR + 4.375%), 5/1/22 [1]	$1,990,732
	BAIC Inalfa HK Investment Co Ltd
EUR 1,000,000	1.900%, 11/2/20	1,262,747
	Dongfeng Motor Hong Kong International Co Ltd
EUR 3,600,000	1.600%, 10/28/18	4,467,126
	FCA Bank SpA
EUR 1,200,000	0.002% (3 Month EURIBOR + 0.330%), 6/17/21 [1]	1,473,746
	Ford Motor Credit Co LLC
4,700,000	2.597%, 11/4/19	4,663,411
EUR 2,000,000	0.093% (3 Month EURIBOR + 0.420%), 12/7/22 [1]	2,452,077
EUR 4,000,000	0.372% (3 Month EURIBOR + 0.700%), 12/1/24 [1]	4,941,886
	General Motors Financial Co Inc
EUR 3,000,000	N/A, 3/26/22 [2]	3,695,230
	Hyundai Capital America
2,600,000	1.750%, 9/27/19	2,546,190
2,000,000	2.550%, 4/3/20	1,969,839
	Hyundai Capital Services Inc
1,500,000	1.625%, 8/30/19	1,467,115
	Lear Corp
2,000,000	5.375%, 3/15/24	2,098,029
	Pirelli & C SpA
EUR 1,000,000	0.371% (3 Month EURIBOR + 0.700%), 9/26/20 [1]	1,231,036
EUR 3,000,000	1.375%, 1/25/23	3,629,132
	RCI Banque SA
EUR 1,400,000	0.101% (3 Month EURIBOR + 0.430%), 1/12/23 [1]	1,719,368
EUR 4,250,000	0.242% (3 Month EURIBOR + 0.570%), 11/4/24 [1]	5,240,525
EUR 3,000,000	0.253% (3 Month EURIBOR + 0.580%), 3/12/25 [1]	3,681,926
	Volkswagen Bank GmbH
EUR 1,800,000	0.093% (3 Month EURIBOR + 0.420%), 6/15/21 [1]	2,215,667
		50,745,782

Banking: 22.9%
	ABN AMRO Bank NV
EUR 2,525,000	2.875% 6/30/25 [6]	3,263,887
6,000,000	4.400% 3/27/28 [6]	6,034,560
	Aozora Bank Ltd
890,000	2.750%, 3/9/20	883,294
	Argenta Spaarbank NV
EUR 700,000	3.875% 5/24/26 [6]	928,671
	Banca Farmafactoring SpA
EUR 950,000	1.123% (3 Month EURIBOR + 1.450%), 6/5/20 [1]	1,172,902

	Banco Bilbao Vizcaya Argentaria SA
EUR 5,000,000	0.273% (3 Month EURIBOR + 0.600%), 3/9/23 [1]	6,156,286
	Bank of China Hong Kong Ltd
2,299,000	5.550%, 2/11/20	2,385,031
	Bank of China Ltd
EUR 2,000,000	0.141%, (3 Month EURIBOR +.900%), 11/22/20 [1]	2,462,637
EUR 4,350,000	0.750%, 7/12/21	5,359,582
	Bankia SA
EUR 3,100,000	4.000% 5/22/24 [6]	3,958,701
EUR 2,000,000	9.000% 11/16/26 [6]	3,092,151
	Barclays PLC
EUR 10,200,000	2.625% 11/11/25	12,970,244
EUR 2,300,000	2.000% 2/7/28 [6]	2,803,286
	BNP Paribas SA
EUR 8,000,000	N/A%, 10/14/27 [2]	10,479,960
	CaixaBank SA
EUR 2,000,000	3.500% 2/15/27 [6]	2,648,207
	Credit Suisse AG
EUR 6,800,000	5.750% 9/18/25 [6]	9,343,831
	CYBG PLC
GBP 2,325,000	5.000% 2/9/26 [6]	3,390,208
	Deutsche Bank AG
1,200,000	4.250%, 10/14/21	1,219,834
	Erste Group Bank AG
3,200,000	5.500% 5/26/25 [6]	3,323,635
	Goldman Sachs Group Inc
4,000,000	3.510% (3 Month LIBOR USD + 1.750%), 10/28/27 [1]	4,193,162
	ING Bank NV
1,876,000	5.800%, 9/25/23 [2]	2,030,125
	Intesa Sanpaolo SpA
EUR 5,000,000	1.571% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	6,181,387
	JPMorgan Chase & Co
2,000,000	2.645% (3 Month LIBOR USD + 0.900%), 4/25/23 [1]	2,008,806
	Morgan Stanley
3,100,000	3.141% (3 Month LIBOR USD + 1.400%), 10/24/23 [1]	3,172,330
	Raiffeisen Bank International AG
EUR 2,300,000	6.000%, 10/16/23	3,429,678
EUR 600,000	5.163% 6/18/24 [6]	776,882
EUR 7,200,000	4.500% 2/21/25 [6]	9,409,975
	Royal Bank of Scotland Group PLC
1,000,000	6.100%, 6/10/23	1,062,812
EUR 1,200,000	3.625% 3/25/24 [6]	1,517,641
	Societe Generale SA
EUR 5,800,000	2.500% 9/16/26 [6]	7,495,218
	Standard Chartered PLC
5,500,000	3.950%, 1/11/23 [2]	5,424,124
EUR 652,000	4.000%, 10/21/25 [6]	865,470
	TSB Banking Group PLC
GBP 1,000,000	5.750% (3 Month LIBOR GBP + 3.430%), 5/6/26 [1]	1,521,934
	Turkiye Garanti Bankasi AS

680,000	4.750%, 10/17/19	685,923
	UBS AG
EUR 7,575,000	4.750% 2/12/26 [6]	10,275,896
	UniCredit SpA
EUR 10,760,000	2.422% (3 Month EURIBOR + 2.750%), 5/3/25 [1]	13,448,299
	Volksbank Wien AG
EUR 4,600,000	2.750% 10/6/27 [6]	5,688,495
		161,065,064

Cable/Satellite TV: 0.5%
	United Group BV
EUR 600,000	4.375%, 7/1/22	752,925
EUR 2,025,000	4.375% (3 Month EURIBOR + 4.375%), 7/1/23 [1]	2,510,573
		3,263,498

Capital Goods: 1.4%
	CNH Industrial Capital LLC
980,000	4.375%, 11/6/20	1,003,275
	Senvion Holding GmbH
EUR 2,450,000	3.875%, 10/25/22	2,727,103
	Shanghai Electric Newage Co Ltd
EUR 1,800,000	1.125%, 5/22/20	2,247,022
	Talent Yield Euro Ltd
EUR 3,000,000	1.435%, 5/7/20	3,757,827
		9,735,227

Chemicals: 2.0%
	CF Industries Inc
3,000,000	3.400%, 12/1/21 [2]	2,964,636
	CNAC HK Finbridge Co Ltd
2,200,000	3.000%, 7/19/20	2,161,216
	CNRC Capital Ltd
EUR 7,000,000	1.871%, 12/7/21	8,723,949
		13,849,801

Consumer Products: 0.2%
	Newell Brands Inc
EUR 1,000,000	3.750%, 10/1/21	1,351,040

Diversified Media: 1.6%
	Clear Channel Worldwide Holdings Inc
450,000	6.500%, 11/15/22	459,000
250,000	6.500%, 11/15/22	256,425
	Inter Media and Communication SpA
EUR 1,895,000	4.875%, 12/31/22	2,356,888
	Mediaset SpA
EUR 500,000	5.125%, 1/24/19	638,833
	Ubisoft Entertainment SA
EUR 900,000	1.289%, 1/30/23	1,114,852

	WPP Finance 2013
EUR 5,200,000	0.122% (3 Month EURIBOR + 0.450%), 3/20/22 [1]	6,399,453
		11,225,451

Energy: 4.9%
	Anadarko Petroleum Corp
5,000,000	4.850%, 3/15/21	5,199,654
	Corral Petroleum Holdings AB
EUR 1,575,000	11.750% Cash or 13.000% PIK, 5/15/21	2,055,459
	Delek & Avner Tamar Bond Ltd
1,840,000	3.839%, 12/30/18 [2]	1,845,327
	Energy Transfer Partners LP
600,000	4.150%, 10/1/20	608,671
	Gazprom OAO Via Gaz Capital SA
EUR 2,700,000	3.389%, 3/20/20	3,480,097
	Gulf South Pipeline Co LP
2,500,000	4.000%, 6/15/22	2,515,269
	Kinder Morgan Energy Partners LP
1,000,000	6.850%, 2/15/20	1,062,791
	Lukoil International Finance BV
2,000,000	6.125%, 11/9/20	2,121,904
	Marathon Oil Corp
2,500,000	2.700%, 6/1/20	2,464,297
	Matador Resources Co
317,000	6.875%, 4/15/23	330,472
	Oasis Petroleum Inc
675,000	6.500%, 11/1/21	686,812
	Petroleos Mexicanos
GBP 1,262,000	8.250%, 6/2/22	2,163,485
	Plains All American Pipeline LP / PAA Finance Corp
3,500,000	2.600%, 12/15/19	3,456,153
2,000,000	5.000%, 2/1/21	2,067,396
	Sabine Pass Liquefaction LLC
2,000,000	5.625%, 2/1/21	2,104,062
	Sunoco Logistics Partners Operations LP
1,541,000	4.250%, 4/1/24	1,534,282
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
550,000	5.250%, 5/1/23	555,500
		34,251,631

Food & Drug Retail: 1.3%
	CVS Health Corp
825,000	2.777% (3 Month LIBOR USD + 0.720%), 3/9/21 [1]	831,548
1,400,000	3.700%, 3/9/23	1,409,154
	Iceland Bondco PLC
GBP 338,259	4.772% (3 Month LIBOR GBP + 4.250%), 7/15/20 [1]	473,566
	Picard Groupe SAS
EUR 5,025,000	3.000% (3 Month EURIBOR + 3.000%), 11/30/23 [1]	6,166,818
		8,881,086

Food/Beverage/Tobacco: 5.5%
	Anheuser-Busch InBev SA/NV
EUR 4,000,000	N/A, (3 Month EURIBOR + 0.300%), 4/15/24 [1]	4,904,480
	BAT Capital Corp
2,000,000	2.719% (3 Month LIBOR USD + 0.880%), 8/15/22 [1,2]	2,013,219
	Bevco Lux Sarl
EUR 2,120,000	1.750%, 2/9/23	2,606,370
	Bright Food Singapore Holdings Pte Ltd
EUR 5,000,000	1.625%, 6/3/19	6,237,828
EUR 8,170,000	1.125%, 7/18/20	10,141,703
	Kraft Heinz Foods Co
4,300,000	4.875%, 2/15/25	4,485,234
	METRO AG
EUR 5,000,000	1.125%, 3/6/23	6,165,379
	Premier Foods Finance PLC
GBP 325,000	6.500%, 3/15/21	462,016
	Smithfield Foods Inc
1,000,000	2.650%, 10/3/21 [2]	957,952
900,000	3.350%, 2/1/22 [2]	882,051
		38,856,232

Gaming: 0.3%
	Intralot Capital Luxembourg SA
EUR 1,605,000	5.250%, 9/15/24	1,985,025

Healthcare: 2.3%
	Becton Dickinson and Co
375,000	2.944% (3 Month LIBOR USD + 0.875%), 12/29/20 [1]	375,448
3,000,000	2.894%, 6/6/22	2,913,613
	LifePoint Health Inc
1,850,000	5.500%, 12/1/21	1,875,438
425,000	5.875%, 12/1/23	430,716
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
455,000	4.875%, 4/15/20 [2]	434,525
325,000	5.750%, 8/1/22 [2]	279,500
	MPT Operating Partnership LP / MPT Finance Corp
EUR 1,500,000	4.000%, 8/19/22	2,012,400
	Mylan NV
3,675,000	2.500%, 6/7/19	3,647,490
	Teva Pharmaceutical Finance Netherlands II BV
EUR 880,000	0.375%, 7/25/20	1,054,996
EUR 925,000	3.250%, 4/15/22	1,143,028
	Valeant Pharmaceuticals International Inc
425,000	6.500%, 3/15/22 [2]	440,406
1,350,000	7.000%, 3/15/24 [2]	1,412,438
		16,019,998

Homebuilders/Real Estate: 3.9%
	ADLER Real Estate AG
EUR 800,000	4.750%, 4/8/20	1,023,724
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,975,000	2.875%, 7/15/22	2,480,870

	Fastighets AB Balder
EUR 2,000,000	1.125%, 3/14/22 [2]	2,476,603
	Globalworth Real Estate Investments Ltd
EUR 2,000,000	2.875%, 6/20/22	2,539,243
	Kennedy Wilson Europe Real Estate Plc
GBP 4,875,000	3.950%, 6/30/22	7,134,896
	NE Property Cooperatief UA
EUR 5,648,000	3.750%, 2/26/21	7,397,976
	Obrascon Huarte Lain SA
EUR 1,620,000	4.750%, 3/15/22	2,006,184
	SATO Oyj
EUR 1,800,000	2.250%, 9/10/20	2,311,865
		27,371,361

Insurance: 0.5%
	Ardonagh Midco 3 PLC
GBP 2,340,000	8.375%, 7/15/23	3,381,503

Leisure: 0.5%
	CPUK Finance Ltd
GBP 1,564,000	4.250%, 2/28/47	2,215,150
GBP 875,000	4.875%, 2/28/47	1,235,903
		3,451,053

Metals/Mining: 0.4%
	First Quantum Minerals Ltd
1,000,000	7.000%, 2/15/21 [2]	1,005,000
950,000	7.250%, 5/15/22 [2]	954,750
	Glencore Canada Financial Corp
GBP 705,000	7.375%, 5/27/20	1,105,356
		3,065,106

Quasi & Foreign Government: 1.6%
	Chengdu Xingcheng Investment Group Co Ltd
EUR 5,300,000	2.500%, 3/20/21	6,533,117
	Gansu Provincial Highway Aviation Tourism Investment Group Co Ltd
EUR 4,000,000	1.875%, 12/7/20	4,912,798
		11,445,915

Railroads: 1.0%
	Eastern Creation II Investment Holdings Ltd
EUR 2,400,000	1.500%, 7/29/19	3,002,843
1,500,000	2.750%, 9/26/20	1,478,043
	Russian Railways Via RZD Capital PLC
1,700,000	3.450%, 10/6/20	1,689,200
EUR 600,000	3.374%, 5/20/21	786,021
		6,956,107

Services: 10.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,000,000	5.000%, 10/1/21	4,167,053
	ALD SA
EUR 1,000,000	0.102% (3 Month EURIBOR + 0.430%), 11/27/20 [1]	1,235,341
	Algeco Global Finance Plc
EUR 2,675,000	6.500%, 2/15/23	3,307,782
	Alliance Data Systems Corp
EUR 850,000	4.500%, 3/15/22	1,082,114
EUR 1,300,000	5.250%, 11/15/23	1,674,879
	AnaCap Financial Europe SA SICAV-RAIF
EUR 2,000,000	5.000% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	2,316,324
	Bracken MidCo1 PLC
GBP 1,000,000	10.500% Cash or 11.000% PIK, 11/15/21	1,445,022
	Cabot Financial Luxembourg II SA
EUR 900,000	5.875% (3 Month EURIBOR + 5.875%), 11/15/21 [1]	1,121,791
	Cabot Financial Luxembourg SA
GBP 475,000	7.500%, 10/1/23	698,912
	CCBL Cayman 1 Corp Ltd
1,000,000	2.375%, 5/31/19	989,135
	CCTI 2017 Ltd
4,005,000	3.625%, 8/8/22	3,869,543
	Cetin Finance BV
EUR 700,000	1.423%, 12/6/21	889,502
	China Great Wall International Holdings III Ltd
3,000,000	2.750%, 8/31/20	2,946,963
	Cognita Financing PLC
GBP 2,000,000	7.750%, 8/15/21	2,900,696
	Dream Global Funding I Sarl
EUR 1,000,000	1.375%, 12/21/21	1,228,784
	Fincantieri SpA
EUR 895,000	3.750%, 11/19/18	1,121,847
	Garfunkelux Holdco 3 SA
GBP 2,300,000	8.500%, 11/1/22	3,279,652
EUR 5,000,000	3.500% (3 Month EURIBOR + 3.500%), 9/1/23 [1]	5,567,657
	Huarong Finance 2017 Co Ltd
2,000,000	2.943% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	2,006,070
	Huarong Finance II Co Ltd
600,000	2.750%, 6/3/19	594,278
	Huarong Universe Investment Holding Ltd
EUR 2,900,000	1.625%, 12/5/22	3,512,322
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
875,000	6.250%, 2/1/22	892,500
875,000	6.750%, 2/1/24	893,594
	International Lease Finance Corp
3,500,000	8.625%, 1/15/22	4,085,301
	Intrum Justitia AB
EUR 600,000	2.625% (3 Month EURIBOR + 2.625%), 7/15/22 [1]	735,911
EUR 1,350,000	2.750%, 7/15/22	1,629,753
	Jerrold Finco Plc
GBP 1,065,000	6.250%, 9/15/21	1,502,858

	JIC Zhixin Ltd
EUR 4,500,000	0.500%, 11/24/20	5,491,682
	LHC3 PLC
EUR 700,000	4.125% Cash or 9.000% PIK, 8/15/24	868,852
	Lincoln Finance Ltd
EUR 2,000,000	6.875%, 4/15/21	2,548,990
	Mercury Bondco PLC
EUR 4,625,000	7.125% Cash or 8.000% PIK, 5/30/21	5,886,989
EUR 2,700,000	8.250% Cash or 9.000% PIK, 5/30/21	3,474,073
		73,966,170

Steel: 1.7%
	ArcelorMittal
3,000,000	5.750%, 3/1/21	3,165,000
	Shougang Group Co Ltd
1,000,000	3.950%, 4/4/19 [2]	1,004,565
2,000,000	3.375%, 12/9/19	1,991,578
EUR 5,000,000	1.350%, 8/7/20	6,208,241
		12,369,384

Super Retail: 3.3%
	AA Bond Co Ltd
GBP 2,807,000	2.875%, 1/31/22	3,821,767
GBP 2,750,000	4.249%, 7/31/43	3,939,546
	Hema Bondco I BV
EUR 2,800,000	6.250% (3 Month EURIBOR + 6.250%), 7/15/22 [1]	3,439,406
	Lotte Shopping Business Management Hong Kong Ltd
2,000,000	2.375%, 9/5/20	1,965,122
	Masaria Investments SAU
EUR 3,350,000	5.250% (3 Month EURIBOR + 5.250%), 9/15/24 [1]	4,151,134
	Maxeda DIY Holding BV
EUR 2,000,000	6.125%, 7/15/22	2,365,710
	Takko Luxembourg 2 SCA
EUR 2,670,000	5.375% (3 Month EURIBOR + 5.375%), 11/15/23 [1]	3,263,835
		22,946,520

Technology: 1.1%
	Baidu Inc
800,000	3.250%, 8/6/18	801,397
	CommScope Inc
1,925,000	5.500%, 6/15/24 [2]	1,973,125
	Dell International LLC / EMC Corp
3,300,000	4.420%, 6/15/21 [2]	3,387,488
	TeamSystem SpA
EUR 1,250,000	4.00% (3 Month EURIBOR + 4.000%), 3/22/25 [1]	1,541,217
		7,703,227

Telecommunications: 4.1%
	Arqiva Broadcast Finance PLC
GBP 2,800,000	9.500%, 3/31/20	4,147,006
	AT&T Inc
1,608,000	3.800%, 3/15/22	1,632,647

EUR 1,300,000	0.523% (3 Month EURIBOR + 0.850%), 9/4/23 [1]	1,622,549
	Crystal Almond SARL
EUR 2,295,000	10.000%, 11/1/21	3,081,610
	Sprint Corp
1,625,000	7.875%, 9/15/23	1,661,562
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
10,128,125	3.360%, 3/20/23 [2]	10,090,144
	TalkTalk Telecom Group PLC
GBP 1,500,000	5.375%, 1/15/22	2,091,090
	Wind Tre SpA
EUR 4,000,000	2.750% (3 Month EURIBOR + 2.750%), 1/20/24 [1]	4,560,274
		28,886,882

Transportation Excluding Air/Rail: 0.3%
	Naviera Armas SA
EUR 200,000	6.500% (3 Month EURIBOR + 6.500%), 7/31/23 [1]	261,482
EUR 1,175,000	4.250% (3 Month EURIBOR + 4.250%), 11/15/24 [1]	1,472,889
	Rail Transit International Development Co Ltd
EUR 600,000	1.625%, 6/22/23	730,901
		2,465,272

Utilities: 4.2%
	ACEA SpA
EUR 3,500,000	0.041% (3 Month EURIBOR + 0.370%), 2/8/23 [1]	4,299,211
	Beijing Energy Investment Holdings Ltd
EUR 1,800,000	1.500%, 7/28/18	2,221,833
	Beijing Gas Singapore Capital Corp
3,200,000	2.750%, 5/31/22	3,085,383
	Calpine Corp
3,000,000	6.000%, 1/15/22 [2]	3,087,450
	EP Energy AS
EUR 3,400,000	5.875%, 11/1/19	4,551,480
	FCC Aqualia SA
EUR 7,000,000	1.413%, 6/8/22	8,800,589
	Israel Electric Corp Ltd
2,400,000	7.250%, 1/15/19	2,474,532
	State Grid Overseas Investment 2016 Ltd
1,300,000	2.250%, 5/4/20	1,278,081
		29,798,559

TOTAL CORPORATE BONDS
(Cost $569,978,546)		585,036,894

CONVERTIBLE BONDS: 0.6%
Banking: 0.6%
	de Volksbank NV
EUR 3,000,000	3.750% 11/5/25 [6]	3,969,302

TOTAL CONVERTIBLE BONDS
(Cost $3,709,265)		3,969,302

BANK LOANS: 13.5%
Cable/Satellite TV: 1.0%
	SFR Group SA
EUR 1,184,531	3.000%, (3 Month EURIBOR + 3.000%), 1/30/26 [1,4]	1,404,323
	Unitymedia GmbH
EUR 3,688,525	2.750%, (6 Month EURIBOR + 2.750%), 1/15/27 [1,4]	4,535,486
	Ziggo BV
EUR 1,000,000	3.000%, (6 Month EURIBOR + 3.000%), 4/15/25 [1,4]	1,227,123
		7,166,932
Capital Goods: 0.8%
	Big White Acquico GMBH
EUR 1,000,000	4.250%, (1 Month EURIBOR + 4.250%), 1/3/24 [1,4]	1,206,617
	CTC AcquiCo GmbH
EUR 2,479,675	3.000%, (3 Month EURIBOR + 3.000%), 11/29/24 [1,4]	3,046,741
	WITTUR GmbH
EUR 1,320,000	5.000%, (3 Month EURIBOR + 4.000%), 3/31/22 [1,4]	1,640,096
		5,893,454
Chemicals: 0.8%
	Cheminvest Holdings S.A.R.L.
EUR 1,935,484	4.250%, 11/23/24 [1,3,4,5]	2,399,082
	Colouroz Midco
EUR 3,000,000	3.750%, 9/7/21 [1,3,4,5]	3,506,804
		5,905,886
Containers: 0.2%
	Crown Holdings Inc
EUR 1,196,172	2.375%, 1/27/25 [1,3,4,5]	1,485,321

Food/Beverage/Tobacco: 0.8%
	L1R HB Finance Limited
GBP 4,016,603	5.886%, (3 Month LIBOR + 5.250%), 8/4/24 [1,4]	5,512,798

Gaming: 1.0%
	Jackpotjoy
GBP 4,750,000	5.753%, (1 Month LIBOR + 5.250%), 11/27/24 [1,4]	6,686,427

Healthcare: 2.1%
	Avantor Performance Materials Holdings Inc
EUR 4,795,673	4.250%, (1 Month EURIBOR + 4.250%), 11/21/24 [1,4]	5,937,752
	HRA
EUR 3,000,000	3.500%, (3 Month EURIBOR + 3.500%), 9/20/24 [1,4]	3,672,897
	Rodenstock
EUR 4,117,760	4.129%, 5/30/19 [1,3,4,5]	4,988,067
		14,598,716
Leisure: 1.0%
	Hotelbeds
EUR 1,000,000	3.250%, (3 Month EURIBOR + 3.250%), 9/12/23 [1,4]	1,227,068

	Hurtigruten
EUR 3,587,786	4.000%, (6 Month EURIBOR + 4.000%), 2/24/25 [1,4]	4,423,491
	Park Resorts
GBP 971,265	4.747%, 2/9/24 [1,4]	1,351,896
		7,002,455
Services: 1.6%
	Altran Technologies SA
EUR 2,796,935	3.250%, 1/31/25 [1,3,4,5]	3,444,365
	Global University Systems BV
EUR 3,060,663	N/A, (3 Month EURIBOR + 4.750%), 1/24/25 [1,4]	3,775,412
EUR 1,157,519	4.750%, (3 Month EURIBOR + 4.750%), 1/24/25 [1,4]	1,427,831
	Sapphire Bidco BV
EUR 1,875,000	3.250%, 12/6/24 [1,3,4,5]	2,302,528
		10,950,136
Super Retail: 0.3%
	Beauty Holding 1 GMBH
EUR 157,548	3.250%, 8/12/22 [1,3,4,5]	190,532
EUR 533,554	3.250%, 8/12/22 [1,3,4,5]	645,256
EUR 205,719	3.500%, 8/12/22 [1,3,4,5]	248,787
EUR 113,880	3.500%, 8/12/22 [1,3,4,5]	137,722
EUR 39,852	3.500%, 8/12/22 [1,3,4,5]	48,195
EUR 270,115	3.500%, 8/12/22 [1,3,4,5]	326,665
EUR 179,332	3.500%, 8/12/22 [1,3,4,5]	216,876
		1,814,033
Technology: 2.5%
	Assystem Technologies Services
EUR 5,000,000	4.250%, (3 Month EURIBOR + 4.250%), 9/30/24 [1,4]	6,147,119
	ION Trading Technologies SaRL
EUR 2,647,059	3.750%, 11/30/24 [1,3,4,5]	3,267,760
	Itiviti Group AB
EUR 1,981,481	4.500%, (1 Month EURIBOR + 4.500%), 2/21/25 [1,4]	2,380,211
	KMD
EUR 5,000,000	4.250%, (1 Month EURIBOR + 4.500%), 10/3/20 [1,4]	6,083,043
		17,878,133
Telecommunications: 0.6%
	euNetworks
EUR 3,461,538	3.500%, (1 Month EURIBOR + 3.500%), 12/12/24 [1,4]	4,259,254

Transportation Excluding Air/Rail: 0.8%
	Swissport Investments
EUR 3,000,000	N/A, 2/8/22 [1,3,4,5]	3,562,156
EUR 2,000,000	3.750%, (1 Month EURIBOR + 3.750%), 2/9/22 [1,4]	2,412,792
		5,974,948
TOTAL BANK LOANS
(Cost $91,557,354)		95,128,493

TOTAL INVESTMENTS IN SECURITIES: 97.3%
(Cost $665,245,165)	684,134,689
Other Assets in Excess of Liabilities: 2.7%	19,214,848
TOTAL NET ASSETS: 100.0%	$703,349,537

†	In U.S. Dollars unless otherwise indicated.
EUR -	Euro
GBP -	Great Britain Pound
PIK -	Payment - in - kind - represents the security may pay interest in additional Par.
1	Variable rate security; rate shown is the rate in effect on March 31, 2018.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2018 the value of these securities amounted to $56,838,618 or 8.1% of net assets.

3	Denotes investments purchased on a when-issued or delayed delivery basis.
4
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	All or a portion of the loan is unfunded.
[6]	Fixed - to - variable bond; rate shown is the rate in effect on March 31, 2018.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2018

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	March 31, 2018	to be Received	March 31, 2018	(Depreciation)
4/24/18	EUR 231,000,000	$ 284,758,735	$ 284,569,707	$ 284,569,707	$ (189,028)

4/24/18	$ 31,979,024	31,979,024	EUR 26,000,000	32,050,767	71,743

4/24/18	GBP 61,000,000	85,677,061	84,381,094	84,381,094	(1,295,967)

4/24/18	20,062,766	20,062,766	GBP 14,500,000	20,365,859	303,093

6/18/18	EUR 175,000,000	216,653,606	217,215,250	217,215,250	561,644

		$ 639,131,192		$ 638,582,677	$ (548,515)

Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$ –	$ 585,036,894	–	$ 585,036,894
Convertible Bonds	–	3,969,302	–	3,969,302
Bank Loans	–	95,128,493	–	95,128,493
Total Assets	$ –	$ 684,134,689	$ –	$ 684,134,689

Liabilities:
Forward Foreign Currency Exchange Contracts	$ –	$ 548,515	$ –	$ 548,515
Total Liabilities	$ –	$ 548,515	$ –	$ 548,515

The Fund did  invest in Level 3 securities and had a transfer into Level 2. One security transferred to Level 2 due to being fair valued by Interactive Data's Fair Value Information Services at the end of the period.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bank Loans
Balance as of December 31, 2017	$ 5,969,236
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	84,114
Acquisitions	29,693
Dispositions	-
Transfer in and/or out of Level 3	(6,083,043)
Balance as of March 31, 2018	$ -
Change in unrealized appreciation/depreciation
for Level 3 investments held at March 31, 2018	$ -

The Trust's Board of Trustees has established a Valuation Committee to oversee valuation techniques in accordance with the adopted valuation procedures.  The Board of Trustees ratifies valuation techniques quarterly.

Statements of Assets and Liabilities
Fair values of derivative instruments as of March 31, 2018:

	Asset Derivatives as of March 31, 2018		Liability Derivatives as of March 31, 2018

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ -	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ 548,515

		$ -		$ 548,515

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2018:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency contracts	$ (18,512,608)	$ 7,136,918

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2018:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency contracts	$ -	$ -	$ -	$ -	$ -	$ -
Liabilities
Forward foreign currency contracts	$ 548,515	$ -	$ 548,515	$ -	$ -	$ 548,515
Total	$ 548,515	$ -	$ 548,515	$ -	$ -	$ 548,515

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                               May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                               May 30, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                               May 30, 2018

* Print the name and title of each signing officer under his or her signature.